Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Warrants to acquire shares of common stock	8,012,684
Common stock value		$ 8,458	$ 203	$ 11,970
Convertible Preferred Stock [Member]
Common stock value
Series A Preferred Stock [Member]
Shares issuable upon conversion of stock	1,520,937	1,520,937	1,520,937
Series B Preferred Stock [Member]
Shares issuable upon conversion of stock	129,267	129,267	129,267
Series C Preferred Stock [Member]
Shares issuable upon conversion of stock	66,575	66,575	66,575
Series D Preferred Stock [Member]
Shares issuable upon conversion of stock	263,586	263,586	263,586
Common Stock [Member]
Warrants to acquire shares of common stock	2,675,602		2,675,602	100,869